RBC BlueBay Ultra-Short Fixed Income Fund Expense Example - RBC BlueBay Ultra-Short Fixed Income Fund	Mar. 31, 2026 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 40
Expense Example, with Redemption, 3 Years	195
Expense Example, with Redemption, 5 Years	364
Expense Example, with Redemption, 10 Years	854
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	30
Expense Example, with Redemption, 3 Years	163
Expense Example, with Redemption, 5 Years	308
Expense Example, with Redemption, 10 Years	$ 731